Segmental analysis - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	£ 6,373	£ 6,663
Headline operating profit	398	412
North America
Disclosure of geographical areas [line items]
Revenue	2,374	2,537
Revenue less pass- through costs	1,792	1,966
Headline operating profit	241	281
United States
Disclosure of geographical areas [line items]
Revenue	2,255	2,387
Revenue less pass- through costs	1,694	1,852
Headline operating profit	225	264
EMEA
Disclosure of geographical areas [line items]
Revenue	2,609	2,650
Revenue less pass- through costs	1,965	2,037
Headline operating profit	117	92
United Kindom
Disclosure of geographical areas [line items]
Revenue	954	1,011
Revenue less pass- through costs	705	749
Headline operating profit	66	47
APAC
Disclosure of geographical areas [line items]
Revenue	1,099	1,188
Revenue less pass- through costs	701	744
Headline operating profit	27	26
LATAM
Disclosure of geographical areas [line items]
Revenue	291	288
Revenue less pass- through costs	287	279
Headline operating profit	£ 13	£ 13